Loans - Schedule of Loans Measured at Fair Value (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Loans and Leases Receivable Disclosure [Line Items]
Fair value of loans 90 days or more delinquent	$ 5,952,972	$ 4,859,068
Student loans | Student loans
Loans and Leases Receivable Disclosure [Line Items]
Fair value of loans 90 days or more delinquent	2,876,509	1,958,032
Home loans | Home loans
Loans and Leases Receivable Disclosure [Line Items]
Fair value of loans 90 days or more delinquent	212,709	179,689
Personal loans | Personal loans
Loans and Leases Receivable Disclosure [Line Items]
Fair value of loans 90 days or more delinquent	2,054,850	1,253,177
Fair value, recurring | Fair value
Loans and Leases Receivable Disclosure [Line Items]
Unpaid principal	5,755,228	4,726,724
Accrued interest	22,490	21,171
Cumulative fair value adjustments	175,254	111,173
Fair value of loans 90 days or more delinquent	5,952,972	4,859,068
Fair value, recurring | Fair value | Fair value of loans 90 days or more delinquent
Loans and Leases Receivable Disclosure [Line Items]
Unpaid principal	6,354	5,245
Accrued interest	181	247
Cumulative fair value adjustments	(5,054)	(4,314)
Fair value of loans 90 days or more delinquent	1,481	1,178
Fair value, recurring | Fair value | Student loans | Student loans
Loans and Leases Receivable Disclosure [Line Items]
Unpaid principal	3,356,344	2,774,511
Accrued interest	9,990	9,472
Cumulative fair value adjustments	84,503	82,476
Fair value of loans 90 days or more delinquent	3,450,837	2,866,459
Fair value, recurring | Fair value | Student loans | Fair value of loans 90 days or more delinquent | Student loans
Loans and Leases Receivable Disclosure [Line Items]
Unpaid principal	1,589	1,046
Accrued interest	32	37
Cumulative fair value adjustments	(865)	(442)
Fair value of loans 90 days or more delinquent	756	641
Fair value, recurring | Fair value | Home loans | Home loans
Loans and Leases Receivable Disclosure [Line Items]
Unpaid principal	210,111	171,967
Accrued interest	190	141
Cumulative fair value adjustments	2,408	7,581
Fair value of loans 90 days or more delinquent	212,709	179,689
Fair value, recurring | Fair value | Home loans | Fair value of loans 90 days or more delinquent | Home loans
Loans and Leases Receivable Disclosure [Line Items]
Fair value of loans 90 days or more delinquent	0	0
Fair value, recurring | Fair value | Personal loans | Personal loans
Loans and Leases Receivable Disclosure [Line Items]
Unpaid principal	2,188,773	1,780,246
Accrued interest	12,310	11,558
Cumulative fair value adjustments	88,343	21,116
Fair value of loans 90 days or more delinquent	2,289,426	1,812,920
Fair value, recurring | Fair value | Personal loans | Fair value of loans 90 days or more delinquent | Personal loans
Loans and Leases Receivable Disclosure [Line Items]
Unpaid principal	4,765	4,199
Accrued interest	149	210
Cumulative fair value adjustments	(4,189)	(3,872)
Fair value of loans 90 days or more delinquent	$ 725	$ 537